Contingencies - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended		3 Months Ended		6 Months Ended
	Mar. 31, 2021	Jul. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of Diverted Profits Tax paid or payable [Line Items]
Diverted Profits Tax paid			$ 503	$ 18	$ 589	$ 34
Diverted profits tax			663		$ 663		$ 251
Bottom of range [member]
Disclosure of Diverted Profits Tax paid or payable [Line Items]
Notice period to be issued by tax authorities					6 months
Tax Year 2015
Disclosure of Diverted Profits Tax paid or payable [Line Items]
Diverted Profits Tax paid		$ 31
Tax Year 2016
Disclosure of Diverted Profits Tax paid or payable [Line Items]
Diverted Profits Tax paid	$ 87
Tax Year 2018
Disclosure of Diverted Profits Tax paid or payable [Line Items]
Diverted profits tax			266		$ 266
Another Tax Year
Disclosure of Diverted Profits Tax paid or payable [Line Items]
Diverted profits tax			$ 80		$ 80